Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Schedule of Trade Accounts Payable
Thousands of $ For The Years ended December 31	2024	2023
Trade accounts payable	4,469	4,889
Accruals for invoices to be received	3,532	3,922
Total trade accounts payable	8,001	8,811

Schedule of Other Current Liabilities
Thousands of $ For The Years ended December 31	2024	2023
Payroll	6,068	5,222
Other accruals	499	472
Total other current liabilities	6,567	5,694